Retirement Plan (Details) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
P3 Health Partners Inc.
Defined Benefit Plan Disclosure [Line Items]
Employer contribution	$ 0	$ 0	$ 0	$ 0